JPMorgan Global Bond Opportunities Fund Expense Example - R6 Shares [Member] - JPMorgan Global Bond Opportunities Fund - Class R6	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	$ 718